NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED MAY 23, 2019

TO THE SUMMARY PROSPECTUS DATED JANUARY 31, 2019

Jenny Rhee has been named a portfolio manager for the Fund. Scott Caraher will continue to serve as portfolio manager for the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SFRIS-0519P